Fair Value Measurements (Tables) - Decarbonization Plus Acquisition Corporation IV [Member]	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [line items]
Fair value hierarchy for assets and liabilities measured fair value on recurring basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account	$324,102,812	$-	$-	$324,102,812
	$324,102,812	$-	$-	$324,102,812
Liabilities:
Public Warrants	$8,855,000	$-	$-	$8,855,000
Private Placement Warrants	-	7,133,000	-	7,133,000
Total liabilities	$8,855,000	$7,133,000	$-	$15,988,000

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account	$319,421,010	$-	$-	$319,421,010
	$319,421,010	$-	$-	$319,421,010
Liabilities:
Public Warrants	$14,959,333	$-	$-	$14,959,333
Private Placement Warrants	-	-	12,402,426	12,402,426
Total liabilities	$14,959,333	$-	$12,402,426	$27,361,759

Level 3 fair value measurements [Table Text Block]
Input	December 31 2021
Risk-free interest rate	1.35%
Expected term until merger (years)	1.12
Expected term until expiration (years)	6.12
Expected volatility	13.00%
Underlying share price	$9.86
Exercise price	$11.50

Fair value of derivative warrant liabilities [Table Text Block]
	Public Warrant Liability	Private Warrant Liability	Total
Fair value, August 13, 2021	$23,718,750	$20,380,000	$44,098,750
Change in fair value	(8,759,417)	(7,977,574)	(16,736,991)
Transfers to level 1	(14,959,333)	-	(14,959,333)
Fair value as of December 31, 2021	-	12,402,426	12,402,426
Change in fair value	-	(5,269,426)	(5,269,426)
Transfers to level 2	-	(7,133,000)	(7,133,000)
Fair value, December 31, 2022	$-	$-	$-